Financial assets measured at fair value	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets measured at fair value
9.	Financial assets measured at fair value

	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Financial assets measured at FVTPL (i)
Unlisted investments, current	1,291	—

Financial assets measured at FVOCI, non-current (ii)
Listed investments	92,396	77,858
	93,687	77,858

(i)	The Group’s unlisted investments without control or significant influence are measured at fair value through profit or loss as the Group has not elected to recognize fair value gains and losses through other comprehensive income.

(ii)	The Group has elected to recognize fair value gains and losses of its investment in the publicly traded ordinary shares of a listed company without control or significant influence, through other comprehensive income. No cash dividends were received from the listed investee company during the six months ended June 30, 2025 and 2026.

As at December 31, 2025 and June 30, 2026, listed equity investments measured at fair value through other comprehensive income, represented the aforesaid publicly traded ordinary shares of a listed company, with a fair value of RMB92.4 million and RMB77.9 million were pledged as collateral to secure certain borrowings of the Group (Note 10). The Group is restricted from selling, re-pledging or otherwise disposing of the pledged shares until the relevant borrowings are fully repaid. The borrowings secured by the pledged shares have contractual maturity dates ranging from September 2027 to November 2027.

The pledged financial assets continue to be measured at fair value through other comprehensive income in accordance with the Group's accounting policy. In the event of default, the lender has the right to sell or re-pledge the collateral. There were no other significant terms or conditions associated with the use of the collateral.